Schedule III - Real Estate and Accumulated Depreciation - Reconciliation of Accumulated Depreciation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation [Roll Forward]
Balance at beginning of year	$ (2,633,909)	$ (2,388,492)	$ (2,171,546)
Depreciation expense	(266,622)	(260,455)	(220,667)
Dispositions and write-offs	85,327	52,883	3,721
Other	(2,999)	37,845	0
Balance at end of year	$ (2,812,205)	$ (2,633,909)	$ (2,388,492)